Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, plant and equipment
10.	Property, plant and equipment

Cost of property, plant and equipment is as follows (in millions of Mexican pesos):

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in-progress	Total

Balance to January 1, 2021	$1,316	$5,440	$29,637	$161	$144	$1,015	$37,713
Additions	119	14	569	1	5	358	1,066
Conversion adjustments	(4)	(44)	(12)			303	243
Balance as of December 31, 2021	$1,431	$5,410	$30,194	$162	$149	$1,676	$39,022

Additions	2	3	286	1	4	1,400	1,696
Conversion adjustments	(18)	(9)	(339)		(1)	(40)	(407)
Balance as of December 31, 2022	$1,415	$5,404	$30,141	$163	$152	$3,036	$40,311

Accumulated depreciation of property, plant and equipment is as follows (in millions of Mexican pesos):

	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Total

Balance as of January 1, 2021	1,213	$20,382	$86	$81	$21,762

Depreciation expense	46	1,127	2	0	1,175
Conversion effects	(9)	82	(2)	1	72
Balance as of December 31, 2021	1,250	$21,591	$86	$82	$23,009

Depreciation expense	46	1,058	2	0	1,106
Conversion effects	(10)	(575)	(2)	0	(587)
Balance as of December 31, 2022	$1,286	$22,074	$86	$82	$23,528

The depreciation expense for the years ended December 31, 2022, and 2021 amounted to $ 1,106,263 and $ 1,175,108, respectively.

The net book value of property, plant and equipment is as follows (in millions of Mexican pesos):

Net Book Value:	Land	Buildings	Machinery and Equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in- progress	Total

Balance as of December 31, 2020	$1,316	$4,227	$9,255	$75	$63	$1,015	$15,951

Balance as of December 31, 2021	$1,431	$4,160	$8,603	$76	$67	$1,676	$16,013

Balance as of December 31, 2022	$1,415	$4,118	$8,067	$77	$70	$3,036	$16,783

Until December 31, 2014, Republic has invested USD $158.8 million in an electric arc furnace and auxiliar facilities for its steel facility in Lorain, Ohio, USA, with the intention to satisfy growing customer demand of SBQ. The locality of this steel mill was selected due to its strategic location close to customers and the availability of skilled labor. Furnace construction started at midyear of 2012 and the operations started production in July 2014. The furnace steel amount includes of USD $ 45.4 million of labor and capitalized indirect expenses.

This facility was idled in June of 2015 and management has no near-term plans to restart the facility, except for the Lorain 9/10” Mill, which is in the process of being recommissioned due to market demand for cold heading quality steel (CHQ) and special bar quality steel (SBQ). The expectation is that it will be restarted when market conditions improve substantially, particularly in the oil and gas drilling industry. During 2022 and 2021, the Company invested in certain improvements in the Lorain facility so as to be better prepared to reactivate the plant, with USD$ 5.5 and USD$ 15.6 million recorded to construction-in-progress for the years ended December 31, 2022 and 2021, respectively. The construction in progress in the last 3 years amount to USD $27.1 million. Management expects to incur USD$ 4.0 million in additional costs related to starting up the facility.

The Company has property, machinery, and equipment with a net book value of approximately USD$ 61.7, USD$ 54.6 and USD$ 40.3 million as of December 31, 2022, 2021 and 2020, respectively, pertaining to the Lorain, Ohio facility after recording an impairment charge of USD$ 130.7 million when the facility was idled.

As a consequence of this event, management determined a triggering event took place to where the long-lived assets at the Lorain facility may not be fully recoverable. Management performed an analysis of the fair value of the Lorain facility with the assistance of an independent valuation firm and determined the net book value exceeded the fair value by approximately U.S.$130.7 million (Ps.$ 2,701 million) and as such recognized an asset impairment of this amount during the year ended December 31, 2015. The fair value determination at the Lorain facility was based on an independent valuation of the Lorain melt shop assets using the comparable match method of the market approach. The income approach was not considered an appropriate fair value measurement due to the absence of reliable forecast data as the facility was idled indefinitely in early 2016.

Management further assessed if there were any impairments at the Company’s other asset groups in accordance with IFRS and determined that as of December 31, 2022, no other asset groups were impaired based on current projections. No further impairment was considered necessary or appropriate.